Intangible Assets (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Descriptive of patent number	patent number 11.069.945 on July 20, 2021
Finite-Lived Intangible Assets, Amortization Method	straight-line method
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization of intangible assets	$ 1	$ 1